Financial Instruments and Fair Value Measurements - Interest Rate Swaps (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2010 USD ($)
Interest rate swaps and cap floor agreements:
Reclassification of realized losses associated with capitalized interest to the Consolidated Statement of Operations (Note 10)	$ 0	$ 26,187	$ 1,035
Cash flow hedge realized
Interest rate swaps and cap floor agreements:
(Unrealized) / realized losses on cash flow hedges accumulated in other comprehensive income				$ 27,776
Interest Rate Swaps
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	0		7
Notional amount of interest rate swaps			$ 1,600,000
Discussion of Method of Measuring Fair Value of Interest Rate Derivatives	The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company.